UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22041

Gabelli 787 Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Enterprise Mergers and Acquisitions Fund

Class AAA - EAAAX

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Enterprise Mergers and Acquisitions Fund (the “Fund”) for the period of November 1, 2023 to September 30, 2024. The primary investment objective of the Fund is capital appreciation. The Fund seeks arbitrage opportunities by investing in the equity securities of companies involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The Fund combines traditional risk arbitrage techniques with a buy-and-hold component for companies believed to be likely takeover targets within 12 to 18 months. You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Enterprise Mergers and Acquisitions Fund - Class AAA	$185	1.87%

How did the Fund perform?

During the fiscal year ended September 30, 2024, the Gabelli Enterprise, Mergers and Acquisitions Fund underperformed its broad-based benchmark, the S&P 500 Index, while outperforming its comparative benchmark, the S&P Merger Arbitrage Index. Globally announced mergers and acquisitions activity has remained stable over the past year. Deal activity and a widening of deal spreads has been impacted by uncertainty surrounding the Federal Reserve’s interest rate policy and the US Presidential election. Some executives in corporate boardrooms, as well as financial buyers have paused their pursuits of acquisitions as they have waited for further clarity on these two issues.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Enterprise Mergers and Acquisitions Fund - Class AAA	S&P 500 Index	S&P Merger Arbitrage Index
10/14	10,000	10,000	10,000
10/15	10,350	10,520	10,050
10/16	10,514	10,994	10,002
10/17	11,633	13,592	10,294
10/18	11,619	14,591	10,630
10/19	12,031	16,682	11,283
10/20	11,718	18,302	11,672
10/21	13,963	26,156	12,680
10/22	12,557	22,334	12,284
10/23	12,292	24,599	12,450
09/24	14,327	35,310	13,704

Average Annual Total Returns

	11 months	1 Year	5 Year	10 Year
The Gabelli Enterprise Mergers and Acquisitions Fund - Class AAA	16.56%	12.88%	3.73%	3.71%
S&P 500 Index	39.28%	36.35%	15.98%	13.38%
S&P Merger Arbitrage Index	9.19%	9.51%	4.14%	2.89%

Fund Statistics

  Total Net Assets$51,076,975
  Number of Portfolio Holdings206
  Portfolio Turnover Rate125%
  Management Fees$310,365

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Vulcan Materials Co.	4.4%
Fox Corp.	3.6%
SurModics Inc.	3.2%
Myers Industries Inc.	3.0%
Chuy’s Holdings Inc.	2.9%
United States Cellular Corp.	2.5%
Atlanta Braves Holdings Inc.	2.4%
Juniper Networks Inc.	2.4%
Liberty Global Ltd.	2.1%
Millicom International Cellular SA	1.8%

Portfolio Weighting (% of net assets)

Common Stocks	98.5%
U.S. Government Obligations	1.0%
Rights	0.6%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	16.9%
Health Care	11.1%
Telecommunications	8.8%
Entertainment	8.1%
Building and Construction	6.7%
Financial Services	6.1%
Diversified Industrial	5.8%
Retail	5.8%
Other Industry sectors	30.9%
Other Assets and Liabilities (Net)	(0.2)%

The Gabelli Enterprise Mergers and Acquisitions Fund

Annual Shareholder Report - September 30, 2024

Class AAA - EAAAX

Material Fund Changes

Due to the Fund changing fiscal year ends from October to September, returns for both 11 months and 1 year are presented in the Average Annual Total Returns table.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

EAAAX-24-ATSR

The Gabelli Enterprise Mergers and Acquisitions Fund

Class C - EMACX

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Enterprise Mergers and Acquisitions Fund (the “Fund”) for the period of November 1, 2023 to September 30, 2024. The primary investment objective of the Fund is capital appreciation. The Fund seeks arbitrage opportunities by investing in the equity securities of companies involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The Fund combines traditional risk arbitrage techniques with a buy-and-hold component for companies believed to be likely takeover targets within 12 to 18 months. You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Enterprise Mergers and Acquisitions Fund - Class C	$259	2.62%

How did the Fund perform?

During the fiscal year ended September 30, 2024, the Gabelli Enterprise, Mergers and Acquisitions Fund underperformed its broad-based benchmark, the S&P 500 Index, while outperforming its comparative benchmark, the S&P Merger Arbitrage Index. Globally announced mergers and acquisitions activity has remained stable over the past year. Deal activity and a widening of deal spreads has been impacted by uncertainty surrounding the Federal Reserve’s interest rate policy and the US Presidential election. Some executives in corporate boardrooms, as well as financial buyers have paused their pursuits of acquisitions as they have waited for further clarity on these two issues.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Enterprise Mergers and Acquisitions Fund - Class C	The Gabelli Enterprise Mergers and Acquisitions Fund - Class C (includes sales charge)	S&P 500 Index	S&P Merger Arbitrage Index
10/14	10,000	10,000	10,000	10,000
10/15	10,269	10,169	10,520	10,050
10/16	10,353	10,151	10,994	10,002
10/17	11,361	11,037	13,592	10,294
10/18	11,261	10,829	14,591	10,630
10/19	11,583	11,031	16,682	11,283
10/20	11,197	10,558	18,302	11,672
10/21	13,236	12,375	26,156	12,680
10/22	11,826	10,947	22,334	12,284
10/23	11,485	10,524	24,599	12,450
09/24	13,299	12,082	35,310	13,704

Average Annual Total Returns

	11 months	1 Year	5 Year	10 Year
The Gabelli Enterprise Mergers and Acquisitions Fund - Class C	15.80%	12.00%	2.96%	2.94%
The Gabelli Enterprise Mergers and Acquisitions Fund - Class C (includes sales charge)	14.80%	11.00%	2.96%	2.94%
S&P 500 Index	39.28%	36.35%	15.98%	13.38%
S&P Merger Arbitrage Index	9.19%	9.51%	4.14%	2.89%

Fund Statistics

  Total Net Assets$51,076,975
  Number of Portfolio Holdings206
  Portfolio Turnover Rate125%
  Management Fees$310,365

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Vulcan Materials Co.	4.4%
Fox Corp.	3.6%
SurModics Inc.	3.2%
Myers Industries Inc.	3.0%
Chuy’s Holdings Inc.	2.9%
United States Cellular Corp.	2.5%
Atlanta Braves Holdings Inc.	2.4%
Juniper Networks Inc.	2.4%
Liberty Global Ltd.	2.1%
Millicom International Cellular SA	1.8%

Portfolio Weighting (% of net assets)

Common Stocks	98.5%
U.S. Government Obligations	1.0%
Rights	0.6%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	16.9%
Health Care	11.1%
Telecommunications	8.8%
Entertainment	8.1%
Building and Construction	6.7%
Financial Services	6.1%
Diversified Industrial	5.8%
Retail	5.8%
Other Industry sectors	30.9%
Other Assets and Liabilities (Net)	(0.2)%

The Gabelli Enterprise Mergers and Acquisitions Fund

Annual Shareholder Report - September 30, 2024

Class C - EMACX

Material Fund Changes

Due to the Fund changing fiscal year ends from October to September, returns for both 11 months and 1 year are presented in the Average Annual Total Returns table.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

EMACX-24-ATSR

The Gabelli Enterprise Mergers and Acquisitions Fund

Class Y - EMAYX

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Enterprise Mergers and Acquisitions Fund (the “Fund”) for the period of November 1, 2023 to September 30, 2024. The primary investment objective of the Fund is capital appreciation. The Fund seeks arbitrage opportunities by investing in the equity securities of companies involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The Fund combines traditional risk arbitrage techniques with a buy-and-hold component for companies believed to be likely takeover targets within 12 to 18 months. You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Enterprise Mergers and Acquisitions Fund - Class Y	$101	1.01%

How did the Fund perform?

During the fiscal year ended September 30, 2024, the Gabelli Enterprise, Mergers and Acquisitions Fund underperformed its broad-based benchmark, the S&P 500 Index, while outperforming its comparative benchmark, the S&P Merger Arbitrage Index. Globally announced mergers and acquisitions activity has remained stable over the past year. Deal activity and a widening of deal spreads has been impacted by uncertainty surrounding the Federal Reserve’s interest rate policy and the US Presidential election. Some executives in corporate boardrooms, as well as financial buyers have paused their pursuits of acquisitions as they have waited for further clarity on these two issues.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Enterprise Mergers and Acquisitions Fund - Class Y	S&P 500 Index	S&P Merger Arbitrage Index
10/14	10,000	10,000	10,000
10/15	10,169	10,520	10,050
10/16	10,151	10,994	10,002
10/17	11,037	13,592	10,294
10/18	10,829	14,591	10,630
10/19	11,031	16,682	11,283
10/20	10,558	18,302	11,672
10/21	12,375	26,156	12,680
10/22	10,947	22,334	12,284
10/23	10,524	24,599	12,450
09/24	12,366	35,310	13,704

Average Annual Total Returns

	11 months	1 Year	5 Year	10 Year
The Gabelli Enterprise Mergers and Acquisitions Fund - Class Y	17.50%	13.90%	4.41%	4.17%
S&P 500 Index	39.28%	36.35%	15.98%	13.38%
S&P Merger Arbitrage Index	9.19%	9.51%	4.14%	2.89%

Fund Statistics

  Total Net Assets$51,076,975
  Number of Portfolio Holdings206
  Portfolio Turnover Rate125%
  Management Fees$310,365

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Vulcan Materials Co.	4.4%
Fox Corp.	3.6%
SurModics Inc.	3.2%
Myers Industries Inc.	3.0%
Chuy’s Holdings Inc.	2.9%
United States Cellular Corp.	2.5%
Atlanta Braves Holdings Inc.	2.4%
Juniper Networks Inc.	2.4%
Liberty Global Ltd.	2.1%
Millicom International Cellular SA	1.8%

Portfolio Weighting (% of net assets)

Common Stocks	98.5%
U.S. Government Obligations	1.0%
Rights	0.6%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	16.9%
Health Care	11.1%
Telecommunications	8.8%
Entertainment	8.1%
Building and Construction	6.7%
Financial Services	6.1%
Diversified Industrial	5.8%
Retail	5.8%
Other Industry sectors	30.9%
Other Assets and Liabilities (Net)	(0.2)%

The Gabelli Enterprise Mergers and Acquisitions Fund

Annual Shareholder Report - September 30, 2024

Class Y - EMAYX

Material Fund Changes

Due to the Fund changing fiscal year ends from October to September, returns for both 11 months and 1 year are presented in the Average Annual Total Returns table.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

EMAYX-24-ATSR

The Gabelli Enterprise Mergers and Acquisitions Fund

Class A - EMAAX

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Enterprise Mergers and Acquisitions Fund (the “Fund”) for the period of November 1, 2023 to September 30, 2024. The primary investment objective of the Fund is capital appreciation. The Fund seeks arbitrage opportunities by investing in the equity securities of companies involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The Fund combines traditional risk arbitrage techniques with a buy-and-hold component for companies believed to be likely takeover targets within 12 to 18 months. You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Enterprise Mergers and Acquisitions Fund - Class A	$185	1.87%

How did the Fund perform?

During the fiscal year ended September 30, 2024, the Gabelli Enterprise, Mergers and Acquisitions Fund underperformed its broad-based benchmark, the S&P 500 Index, while outperforming its comparative benchmark, the S&P Merger Arbitrage Index. Globally announced mergers and acquisitions activity has remained stable over the past year. Deal activity and a widening of deal spreads has been impacted by uncertainty surrounding the Federal Reserve’s interest rate policy and the US Presidential election. Some executives in corporate boardrooms, as well as financial buyers have paused their pursuits of acquisitions as they have waited for further clarity on these two issues.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Enterprise Mergers and Acquisitions Fund - Class A	The Gabelli Enterprise Mergers and Acquisitions Fund - Class A (includes sales charge)	S&P 500 Index	S&P Merger Arbitrage Index
10/14	10,000	10,000	10,000	10,000
10/15	10,329	9,735	10,520	10,050
10/16	10,471	9,301	10,994	10,002
10/17	11,553	9,672	13,592	10,294
10/18	11,515	9,086	14,591	10,630
10/19	11,905	8,928	16,682	11,283
10/20	11,573	8,180	18,302	11,672
10/21	13,784	9,182	26,156	12,680
10/22	12,403	7,786	22,334	12,284
10/23	12,143	7,185	24,599	12,450
09/24	13,339	7,893	35,310	13,704

Average Annual Total Returns

	11 months	1 Year	5 Year	10 Year
The Gabelli Enterprise Mergers and Acquisitions Fund - Class A	16.55%	12.88%	3.69%	3.58%
The Gabelli Enterprise Mergers and Acquisitions Fund - Class A (includes sales charge)	9.85%	6.39%	2.47%	2.97%
S&P 500 Index	39.28%	36.35%	15.98%	13.38%
S&P Merger Arbitrage Index	9.19%	9.51%	4.14%	2.89%

Fund Statistics

  Total Net Assets$51,076,975
  Number of Portfolio Holdings206
  Portfolio Turnover Rate125%
  Management Fees$310,365

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Vulcan Materials Co.	4.4%
Fox Corp.	3.6%
SurModics Inc.	3.2%
Myers Industries Inc.	3.0%
Chuy’s Holdings Inc.	2.9%
United States Cellular Corp.	2.5%
Atlanta Braves Holdings Inc.	2.4%
Juniper Networks Inc.	2.4%
Liberty Global Ltd.	2.1%
Millicom International Cellular SA	1.8%

Portfolio Weighting (% of net assets)

Common Stocks	98.5%
U.S. Government Obligations	1.0%
Rights	0.6%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	16.9%
Health Care	11.1%
Telecommunications	8.8%
Entertainment	8.1%
Building and Construction	6.7%
Financial Services	6.1%
Diversified Industrial	5.8%
Retail	5.8%
Other Industry sectors	30.9%
Other Assets and Liabilities (Net)	(0.2)%

The Gabelli Enterprise Mergers and Acquisitions Fund

Annual Shareholder Report - September 30, 2024

Class A - EMAAX

Material Fund Changes

Due to the Fund changing fiscal year ends from October to September, returns for both 11 months and 1 year are presented in the Average Annual Total Returns table.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

EMAAX-24-ATSR

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(c)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(d)	Not applicable.

(e)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Salvatore M. Salibello is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $23,165 in 2023 and $23,628 in 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 in 2023 and $0 in 2024.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,745 in 2023 and $4,840 in 2024. Tax fees include amounts related to tax compliance, tax reporting and tax planning.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2023 and $0 in 2024.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 0%

(d) N/A

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $4,745 in 2023 and $4,840 in 2024.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

(j)	The registrant is not a foreign issuer.

Item 5.	Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

Gabelli Enterprise Mergers and Acquisitions Fund

Annual Report — September 30, 2024

To Our Shareholders,

For the eleven month period ended September 30, 2024, the net asset value (NAV) total return per Class A Share of the Gabelli Enterprise Mergers and Acquisitions Fund was 16.6% compared with a total return of 39.3% for the Standard & Poor’s (S&P) 500 Index. The performance of the ICE BofA 3 Month U.S. Treasury Bill Index for the eleven month period ended September 30, 2024 was 5.0%. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of September 30, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of September 30, 2024:

Gabelli Enterprise Mergers and Acquisitions Fund

Long Positions
Energy and Utilities	16.9%
Health Care	11.1%
Telecommunications	8.8%
Entertainment	8.1%
Building and Construction	6.7%
Financial Services	6.1%
Retail	5.8%
Diversified Industrial	5.8%
Wireless Communications	5.0%
Computer Software and Services	3.8%
Metals and Mining	3.1%
Broadcasting	2.5%
Business Services	2.5%
Cable and Satellite	2.1%
Food and Beverage	1.6%
Machinery	1.5%
Electronics	1.4%
Consumer Products	1.3%
U.S. Government Obligations	1.0%
Hotels and Gaming	1.0%
Materials	0.9%
Automotive	0.7%
Environmental Services	0.5%
Specialty Chemicals	0.4%
Publishing	0.3%
Communications Equipment	0.3%
Equipment and Supplies	0.3%
Aerospace and Defense	0.2%
Semiconductors	0.1%
Real Estate	0.1%
Media	0.1%
Closed-End Funds	0.1%
Containers and Packaging	0.1%
Other Assets and Liabilities (Net)	0.6%

Short Positions
Building and Construction	(0.7)%
Energy and Utilities	(0.1)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments — September 30, 2024

Shares		Cost	Market Value
	COMMON STOCKS — 98.5%
	Aerospace and Defense — 0.2%
1,500	Ducommun Inc.†	$92,550	$98,745

	Automotive — 0.7%
20,000	Iveco Group NV	119,446	200,768
35,000	Pinewood Technologies Group plc	262,785	165,882
		382,231	366,650
	Broadcasting — 2.5%
25,000	Sinclair Inc.	477,328	382,500
56,000	TEGNA Inc.	1,096,624	883,680
		1,573,952	1,266,180
	Building and Construction — 6.7%
1,200	Carrier Global Corp.	17,373	96,588
3,600	Champion Homes Inc.†	17,959	341,460
1,800	Lennar Corp., Cl. B	208,927	311,292
11,510	Nobility Homes Inc.	168,049	437,380
9,000	Vulcan Materials Co.	354,558	2,253,870
		766,866	3,440,590
	Business Services — 2.5%
3,400	Applus Services SA†	36,327	47,990
240,000	Clear Channel Outdoor Holdings Inc.†	668,860	384,000
75,000	Dawson Geophysical Co.	173,675	118,500
2,000	eWork Group AB	16,512	27,807
4,000	McGrath RentCorp.	448,705	421,120
3,500	Perficient Inc.†	258,851	264,180
		1,602,930	1,263,597
	Cable and Satellite — 2.1%
3,500	Liberty Broadband Corp., Cl. A†	15,669	268,870
3,500	Liberty Broadband Corp., Cl. C†	94,710	270,515
100,000	WideOpenWest Inc.†	463,180	525,000
		573,559	1,064,385
	Communications Equipment — 0.3%
5,000	Digi International Inc.†	47,689	137,650

	Computer Software and Services — 3.8%
1,000	Envestnet Inc.†	61,895	62,620
100	Esker SA	29,348	29,454
500	Fiserv Inc.†	41,784	89,825
8,000	HashiCorp Inc., Cl. A†	264,927	270,880
16,000	Instructure Holdings Inc.†	375,258	376,800
6,000	Playtech plc†	52,349	60,323
20,000	PowerSchool Holdings Inc., Cl. A†	453,780	456,200
700	Rockwell Automation Inc.	150,184	187,922
500	Smartsheet Inc., Cl. A†	27,702	27,680
Shares		Cost	Market Value
1,000	Squarespace Inc., Cl. A†	$46,257	$46,430
35,000	Stratasys Ltd.†	423,900	290,850
3,000	WalkMe Ltd.†	41,715	42,000
		1,969,099	1,940,984
	Consumer Products — 1.3%
4,500	Bang & Olufsen A/S†	12,186	6,088
6,400	Capri Holdings Ltd.†	313,697	271,616
9,200	iRobot Corp.†	240,839	79,948
1,000	Manitex International Inc.†	5,635	5,630
20,000	Vector Group Ltd.	301,405	298,400
		873,762	661,682
	Containers and Packaging — 0.1%
10,000	Ardagh Metal Packaging SA	36,408	37,700

	Diversified Industrial — 5.8%
2,000	Haynes International Inc.	120,165	119,080
6,500	Hexcel Corp.	341,417	401,895
10,000	Iteris Inc.†	71,587	71,400
110,000	Myers Industries Inc.(a)	1,802,172	1,520,200
550,000	Schmitt Industries Inc.†(b)	16,610	8,855
3,000	Target Hospitality Corp.†	33,121	23,340
35,000	Tredegar Corp.†	247,658	255,150
8,000	United States Steel Corp.	359,612	282,640
45,000	Velan Inc.†	263,173	272,838
		3,255,515	2,955,398
	Electronics — 1.4%
65,000	Vizio Holding Corp., Cl. A†	719,965	726,050

	Energy and Utilities — 16.9%
5,000	Alerion Cleanpower SpA	13,708	92,948
30,000	Algonquin Power & Utilities Corp.	159,885	163,500
10,000	ALLETE Inc.	635,487	641,900
125,000	Alvopetro Energy Ltd.	347,695	478,761
20,000	Atlantica Sustainable Infrastructure plc	440,798	439,600
10,000	Avangrid Inc.	360,853	357,900
17,000	Avista Corp.	670,525	658,750
14,000	ChampionX Corp.	519,189	422,100
1,500	DMC Global Inc.†	21,812	19,470
3,000	Encavis AG†	55,403	58,106
34,000	Endesa SA	932,255	742,939
13,297	Energy Transfer LP	101,448	213,417
1,200	Green Plains Inc.†	28,200	16,248
30,000	Greenvolt-Energias Renovaveis SA†	269,981	277,174
160,000	Gulf Coast Ultra Deep Royalty Trust†	94,045	2,120
2,000	Hess Corp.	266,010	271,600
2,500	KLX Energy Services Holdings Inc.†	14,337	13,675

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — September 30, 2024

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
1,200	National Fuel Gas Co.	$64,536	$72,732
1,000	Neoen SA	41,265	43,413
8,000	Northwestern Energy Group Inc.	221,528	457,760
8,500	ONEOK Inc.	557,801	774,605
9,500	Portland General Electric Co.	457,724	455,050
19,000	Severn Trent plc	527,012	671,122
1,000	Southwest Gas Holdings Inc.	53,054	73,760
20,000	Southwestern Energy Co.†	138,129	142,200
19,000	TXNM Energy Inc.	887,603	831,630
10,000	UGI Corp.	382,806	250,200
		8,263,089	8,642,680
	Entertainment — 8.1%
22,000	Atlanta Braves Holdings Inc., Cl. A†	556,434	927,300
8,000	Atlanta Braves Holdings Inc., Cl. C†	323,317	318,400
2,000	Endeavor Group Holdings Inc., Cl. A	52,035	57,120
47,200	Fox Corp., Cl. B(a)	1,779,553	1,831,360
100,000	IMAX China Holding Inc.†	121,412	105,611
3,000	Liberty Media Corp.-Liberty Formula One, Cl. A†	7,186	214,590
3,000	Liberty Media Corp.-Liberty Formula One, Cl. C†	9,110	232,290
128	Liberty Media Corp.-Liberty Live, Cl. A†	162	6,337
128	Liberty Media Corp.-Liberty Live, Cl. C†	175	6,570
14,000	Manchester United plc, Cl. A†	244,627	226,520
20,000	MultiChoice Group†	127,122	126,176
11,000	Warner Bros Discovery Inc.†	63,399	90,750
		3,284,532	4,143,024
	Environmental Services — 0.5%
4,000	Stericycle Inc.†	238,886	244,000

	Equipment and Supplies — 0.3%
22,000	DS Smith plc	109,616	135,829

	Financial Services — 6.1%
800	Brookfield Asset Management Ltd., Cl. A	28,564	37,832
3,200	Brookfield Corp.	128,512	170,080
17,500	Cadence Bank	492,550	557,375
2,566	CNFinance Holdings Ltd., ADR†	6,265	3,207
Shares		Cost	Market Value
1,700	Enstar Group Ltd.†	$550,598	$546,703
7,500	Fanhua Inc., ADR†	59,210	10,650
2,319	First Bank	29,131	35,249
11,200	First Horizon Corp.	181,384	173,936
654	LCNB Corp.	9,682	9,856
27,000	Navient Corp.	253,412	420,930
5,000	Nuvei Corp.	164,826	166,750
500	Sampo Oyj, Cl. A	23,155	23,266
7,684	Shore Bancshares Inc.	127,051	107,499
1,500	SouthState Corp.	101,474	145,770
13,000	Synovus Financial Corp.	455,304	578,110
500	Village Bank and Trust Financial Corp.	38,260	38,125
1,800	Webster Financial Corp.	46,769	83,898
		2,696,147	3,109,236
	Food and Beverage — 1.6%
24,000	Britvic plc	392,620	409,107
3,000	Flowers Foods Inc.	7,113	69,210
12,000	GrainCorp Ltd., Cl. A	137,407	76,325
500	Kellanova	40,154	40,355
10,000	Primo Water Corp.	146,627	252,500
		723,921	847,497
	Health Care — 10.9%
2,300	Amedisys Inc.†	208,889	221,973
10,000	Axonics Inc.†	688,525	696,000
1,200	Bio-Rad Laboratories Inc., Cl. A†	116,459	401,496
3,600	Catalent Inc.†	213,651	218,052
3,000	Globus Medical Inc., Cl. A†	152,837	214,620
400	GRAIL Inc.†	5,513	5,504
7,000	Grifols SA, ADR†	46,970	62,160
100	ICU Medical Inc.†	6,058	18,222
7,000	Idorsia Ltd.†	96,412	12,340
1,000	Illumina Inc.†	65,945	130,410
24,000	Perrigo Co. plc	832,531	629,520
6,000	PetIQ Inc.†	183,020	184,620
5,820	QIAGEN NV	270,234	265,217
3,500	QuidelOrtho Corp.†	184,666	159,600
8,000	R1 RCM Inc.†	104,170	113,360
12,000	Revance Therapeutics Inc.†	76,320	62,280
42,000	SurModics Inc.†	1,768,191	1,628,760
4,500	TherapeuticsMD Inc.†	40,361	7,470
45,000	Viatris Inc.	590,221	522,450
		5,650,973	5,554,054
	Hotels and Gaming — 1.0%
500	Everi Holdings Inc.†	6,575	6,570
2,000	Ryman Hospitality Properties Inc., REIT	91,246	214,480
7,400	Vista Outdoor Inc.†	215,553	289,932
		313,374	510,982

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — September 30, 2024

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Machinery — 1.5%
25,000	CFT SpA†(c)	$138,180	$128,012
45,000	CNH Industrial NV	371,819	499,500
4,500	Valmet Oyj	144,299	144,064
		654,298	771,576
	Materials — 0.8%
3,500	Rogers Corp.†	420,618	395,535

	Media — 0.1%
25,000	The E.W. Scripps Co., Cl. A†	272,751	56,125

	Metals and Mining — 2.8%
37,000	Alamos Gold Inc., Cl. A	462,209	737,780
4,257	Kinross Gold Corp.	22,197	39,881
5,000	Newmont Corp.	190,040	267,250
15,000	Pan American Silver Corp.	210,417	313,209
100,000	Sierra Metals Inc.†	121,116	57,000
		1,005,979	1,415,120
	Publishing — 0.3%
16,000	Lee Enterprises Inc.†	198,087	139,360

	Real Estate — 0.1%
5,000	Corem Property Group AB, Cl. B	11,505	5,105
3,000	Healthcare Realty Trust Inc., REIT	56,710	54,450
20,000	Trinity Place Holdings Inc.†	49,764	800
		117,979	60,355
	Retail — 5.8%
9,000	Albertsons Companies Inc., Cl. A	197,160	166,320
10,000	Bapcor Ltd.	32,731	36,711
40,000	Chuy’s Holdings Inc.†	1,488,009	1,496,000
8,500	Macy’s Inc.	168,031	133,365
106,000	Sportsman’s Warehouse Holdings Inc.†	1,007,146	287,260
25,800	Village Super Market Inc., Cl. A	588,691	820,182
12,400	Yamada Holdings Co. Ltd.	36,458	38,712
		3,518,226	2,978,550
	Semiconductors — 0.1%
500	Silicon Motion Technology Corp., ADR	37,111	30,370
800	Tower Semiconductor Ltd.†	20,594	35,408
		57,705	65,778
	Specialty Chemicals — 0.4%
8,200	Mativ Holdings Inc.	144,781	139,318
13,500	SGL Carbon SE†	174,028	80,848
		318,809	220,166
Shares		Cost	Market Value
	Telecommunications — 8.8%
2,200	Frontier Communications Parent Inc.†	$78,774	$78,166
31,500	Juniper Networks Inc.	1,171,554	1,227,870
200,000	Koninklijke KPN NV	605,309	816,830
50,000	Liberty Global Ltd., Cl. A†	1,194,741	1,055,500
20,000	Liberty Latin America Ltd., Cl. A†	165,478	191,600
12,000	Liberty Latin America Ltd., Cl. C†	110,478	113,880
7,000	Orange Belgium SA†	133,090	115,478
11,000	Parrot SA†	39,889	25,346
1,000	Rogers Communications Inc., Cl. B	2,955	40,210
60,000	Spirent Communications plc†	153,732	136,850
125,000	Telefonica Deutschland Holding AG	321,059	298,463
32,000	Telesat Corp.†	385,823	421,440
		4,362,882	4,521,633
	Wireless Communications — 5.0%
33,200	Millicom International Cellular SA, SDR†	774,506	901,605
380,321	NII Holdings Inc., Escrow†	129,309	133,112
9,000	Telephone and Data Systems Inc.	117,502	209,250
23,800	United States Cellular Corp.†	630,552	1,300,670
		1,651,869	2,544,637
	TOTAL COMMON STOCKS	45,754,267	50,315,748

	CLOSED-END FUNDS — 0.1%
30,000	Altaba Inc., Escrow†	0	42,750

	RIGHTS — 0.6%
	Health Care — 0.2%
6,700	ABIOMED Inc., CVR†	0	11,725
52,000	Adamas Pharmaceuticals Inc., CVR†	0	2,600
52,000	Adamas Pharmaceuticals Inc., CVR†	0	2,600
20,000	Akouos Inc., CVR†	0	10,000
4,000	Albireo Pharma Inc., CVR†	0	9,000
13,000	Ambit Biosciences Corp., CVR†(c)	0	0
56,000	Chinook Therapeutics Inc., CVR†	0	28,000
4,000	CinCor Pharma Inc., CVR†	0	12,000
10,000	Decibel Therapeutics Inc., CVR†	0	3,000
28,000	Epizyme Inc., CVR†	0	560

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — September 30, 2024

Shares		Cost	Market Value
	RIGHTS (Continued)
	Health Care (Continued)
5,000	Flexion Therapeutics Inc., CVR†	$0	$1,000
12,000	Fusion Pharmaceuticals Inc., CVR†	0	6,000
30,000	Gracell Biotechnologies Inc., CVR†	0	1,200
30,000	Icosavax Inc., CVR†	0	9,000
75,000	Innocoll, CVR†(c)	45,000	0
14,000	Ipsen SA/Clementia, CVR†(c)	18,900	0
2,000	Landos Biopharma Inc., CVR†	0	5,020
15,000	Mirati Therapeutics Inc., CVR†	0	7,500
11,000	Ocera Therapeutics, CVR†	2,970	688
3,000	Opiant Pharmaceuticals Inc., CVR†	0	1,500
100,000	Paratek Pharmaceuticals Inc., CVR†	0	2,000
2,000	Prevail Therapeutics Inc., CVR†	0	400
2,000	Radius Health Inc., CVR†	0	200
500	Sigilon Therapeutics Inc., CVR†	0	3,775
7,000	Tobira Therapeutics Inc., CVR†(c)	420	0
		67,290	117,768
	Materials — 0.1%
17,500	Resolute Forest Products Inc., CVR†	0	35,000

	Metals and Mining — 0.3%
10,000	Kinross Gold Corp., CVR†(c)	0	0
400,000	Pan American Silver Corp., CVR†	92,000	170,000
		92,000	170,000
	TOTAL RIGHTS	159,290	322,768
Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 1.0%
$520,000	U.S. Treasury Bill,
	4.763%††, 12/12/24	$515,101	$515,355

	TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT — 100.2%	$46,428,658	51,196,621

	SECURITIES SOLD SHORT — (0.8)% (Proceeds received $309,748)		(411,489)

	Other Assets and Liabilities (Net) — 0.6%		291,843

	NET ASSETS — 100.0%		$51,076,975

Shares		Proceeds	Market Value
	SECURITIES SOLD SHORT — (0.8)%
	Building and Construction — (0.7)%
1,800	Lennar Corp., Cl. A	$237,344	$337,464

	Energy and Utilities — (0.1)%
900	Chesapeake Energy Corp.	72,404	74,025

	TOTAL SECURITIES SOLD SHORT(d)	$309,748	$411,489

(a)	Securities, or a portion thereof, with a value of $2,235,600 were deposited with the broker as collateral for securities sold short.
(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares. See Note 9.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	At September 30, 2024, these proceeds are being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Enterprise Mergers and Acquisitions Fund

Statement of Assets and Liabilities

September 30, 2024

Assets:
Investments, at value (cost $46,412,048)	$51,187,766
Investments in affiliates, at value (cost $16,610)	8,855
Deposit at brokers for securities sold short	398,571
Receivable for investments sold	28,043
Receivable for Fund shares sold	270
Receivable from Adviser	2,351
Dividends receivable	141,078
Total Assets	51,766,934
Liabilities:
Securities sold short, at value (proceeds $309,748)	411,489
Payable to bank	43,104
Payable for investments purchased	58,769
Payable for Fund shares redeemed	33,284
Payable for investment advisory fees	39,026
Payable for accounting fees	11,250
Payable for distribution fees	6,464
Payable for chief compliance officer compensation	753
Payable for shareholder communications	38,010
Other accrued expenses	47,810
Total Liabilities	689,959
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 3,256,219 shares outstanding)	$51,076,975

Net Assets Consist of:
Paid-in capital	$46,176,541
Total distributable earnings	4,900,434
Net Assets	$51,076,975

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($3,259,215 ÷ 212,282 shares outstanding; 100,000,000 shares authorized)	$15.35
Class A:
Net Asset Value and redemption price per share ($21,452,240 ÷ 1,427,061 shares outstanding; 200,000,000 shares authorized)	$15.03
Maximum offering price per share (NAV÷0.9425, based on maximum sales charge of 5.75% of the offering price)	$15.95
Class C:
Net Asset Value and offering price per share ($1,766,373 ÷ 135,788 shares outstanding; 100,000,000 shares authorized)	$13.01	(a)
Class Y:
Net Asset Value, offering, and redemption price per share ($24,599,147 ÷ 1,481,088 shares outstanding; 100,000,000 shares authorized)	$16.61

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

The Gabelli Enterprise Mergers and Acquisitions Fund

Statement of Operations

	For the Period November 1, 2023 to September 30, 2024	Year Ended October 31, 2023
Investment Income:
Dividends (net of withholding taxes of $20,431 and $50,450)	$1,054,236	$918,001
Interest	143,951	329,274
Total Investment Income	1,198,187	1,247,275
Expenses:
Investment advisory fees	450,333	581,360
Distribution fees - Class AAA	8,435	10,566
Distribution fees - Class A	49,983	62,464
Distribution fees - Class C	18,661	33,827
Legal and audit fees	71,946	59,383
Directors’ fees	54,163	67,500
Registration expenses	52,131	87,630
Accounting fees	41,250	45,000
Shareholder services fees	33,986	37,464
Shareholder communications expenses	29,565	63,701
Custodian fees	18,865	19,494
Chief compliance officer compensation	2,485	2,663
Dividend expense on securities sold short	1,563	3,968
Interest expense	863	1,542
Service fees for securities sold short (See Note 2)	260	427
Miscellaneous expenses	23,131	20,531
Total Expenses	857,620	1,097,520
Less:
Expense reimbursements (See Note 3)	(139,968)	(171,717)
Expenses paid indirectly by broker (See Note 6)	(2,133)	(1,971)
Net Expenses	715,519	923,832
Net Investment Income	482,668	323,443

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Forward Foreign Exchange Contracts, and Foreign Currency:
Net realized gain on investments - unaffiliated	1,233,766	1,185,694
Net realized gain/(loss) on securities sold short	(12,434)	40,096
Net realized loss on investments - affiliated	(135)	—
Net realized gain/(loss) on forward foreign exchange contracts	17,770	(158,426)
Net realized gain/(loss) on foreign currency transactions	2,330	(5,023)
Net realized gain on investments, securities sold short, forward foreign exchange contracts, and foreign currency transactions	1,241,297	1,062,341
Net change in unrealized appreciation/depreciation:
on investments - unaffiliated	6,672,830	(2,130,142)
on investments - affiliated	(7,755)	—
on securities sold short	(96,144)	(5,597)
on forward foreign exchange contracts	—	25,050
on foreign currency translations	4,293	1,954
Net change in unrealized appreciation/depreciation on investments, securities sold short, forward foreign exchange contracts, and foreign currency translations	6,573,224	(2,108,735)
Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Forward Foreign Exchange Contracts, and Foreign Currency	7,814,521	(1,046,394)
Net Increase/Decrease in Net Assets Resulting from Operations	8,297,189	(722,951)

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Statement of Changes in Net Assets

	For the Period November 1, 2023 to September 30, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022
Operations:
Net investment income	$482,668	$323,443	$59,654
Net realized gain on investments, securities sold short, forward foreign exchange contracts, and foreign currency transactions	1,241,297	1,062,341	135,378
Net change in unrealized appreciation/depreciation on investments, securities sold short, forward foreign exchange contracts, and foreign currency translations	6,573,224	(2,108,735)	(8,782,382)
Net Increase/(Decrease) in Net Assets Resulting from Operations	8,297,189	(722,951)	(8,587,350)

Distributions to Shareholders:
Accumulated earnings
Class AAA	(92,601)	(26,115)	(466,219)
Class A	(541,560)	(167,670)	(2,144,199)
Class C	(58,242)	(24,836)	(482,326)
Class Y	(779,917)	(246,717)	(2,678,147)
Total Distributions to Shareholders	(1,472,320)	(465,338)	(5,770,891)

Capital Share Transactions:
Class AAA	(1,088,637)	(1,264,684)	(155,796)
Class A	(3,322,249)	(3,798,227)	(745,757)
Class C	(1,057,683)	(1,417,837)	(1,576,867)
Class Y	(3,984,175)	(6,361,505)	(7,582,208)
Net Decrease in Net Assets from Capital Share Transactions	(9,452,744)	(12,842,253)	(10,060,628)

Redemption Fees	180	—	4

Net Decrease in Net Assets	(2,627,695)	(14,030,542)	(24,418,865)

Net Assets:
Beginning of year	53,704,670	67,735,212	92,154,077
End of period	$51,076,975	$53,704,670	$67,735,212

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Period Ended*	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†		Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)(d)(e)		Portfolio Turnover Rate
Class AAA
2024	$13.48	$0.08	$2.13 (f)	$2.21	$—	$(0.34)	$(0.34)	$0.00	$15.35	16.56	%(f)	$3,259	0.64	%(g)	1.87	%(g)	125%
2023	13.86	0.02	(0.31)	(0.29)	—	(0.09)	(0.09)	—	13.48	(2.11)		3,878	0.18		1.84		171
2022	16.48	(0.04)	(1.51)	(1.55)	—	(1.07)	(1.07)	0.00	13.86	(10.07)		5,257	(0.24)		1.71		160
2021	13.83	(0.03)	2.68	2.65	—	—	—	0.00	16.48	19.16		6,553	(0.21)		1.69		173
2020	14.47	(0.01)	(0.35)	(0.36)	—	(0.28)	(0.28)	0.00	13.83	(2.60)		4,565	(0.07)		1.73		150
2019	14.75	0.01	0.47	0.48	(0.08)	(0.68)	(0.76)	0.00	14.47	3.54		5,697	0.06		1.50		195
Class A
2024	$13.20	$0.08	$2.08 (f)	$2.16	$—	$(0.33)	$(0.33)	$0.00	$15.03	16.55	%(f)	$21,452	0.62	%(g)	1.87	%(g)	125%
2023	13.57	0.02	(0.30)	(0.28)	—	(0.09)	(0.09)	—	13.20	(2.09)		21,957	0.17		1.84		171
2022	16.15	(0.03)	(1.48)	(1.51)	—	(1.07)	(1.07)	0.00	13.57	(10.02)		26,334	(0.23)		1.71		160
2021	13.56	(0.03)	2.62	2.59	—	—	—	0.00	16.15	19.10		32,286	(0.20)		1.69		173
2020	14.22	(0.04)	(0.34)	(0.38)	—	(0.28)	(0.28)	0.00	13.56	(2.79)		27,976	(0.26)		1.91		150
2019	14.49	(0.02)	0.47	0.45	(0.04)	(0.68)	(0.72)	0.00	14.22	3.39		34,529	(0.14)		1.70		195
Class C
2024	$11.50	$(0.02)	$1.82 (f)	$1.80	$—	$(0.29)	$(0.29)	$0.00	$13.01	15.80	%(f)	$1,767	(0.18	)%(g)	2.62	%(g)	125%
2023	11.92	(0.07)	(0.27)	(0.34)	—	(0.08)	(0.08)	—	11.50	(2.89)		2,564	(0.60)		2.59		171
2022	14.41	(0.13)	(1.29)	(1.42)	—	(1.07)	(1.07)	0.00	11.92	(10.65)		4,056	(0.99)		2.46		160
2021	12.19	(0.13)	2.35	2.22	—	—	—	0.00	14.41	18.21		6,753	(0.95)		2.44		173
2020	12.88	(0.09)	(0.32)	(0.41)	—	(0.28)	(0.28)	0.00	12.19	(3.33)		7,683	(0.77)		2.48		150
2019	13.22	(0.09)	0.43	0.34	—	(0.68)	(0.68)	0.00	12.88	2.86		16,154	(0.68)		2.25		195
Class Y
2024	$14.56	$0.21	$2.30 (f)	$2.51	$(0.09)	$(0.37)	$(0.46)	$0.00	$16.61	17.50	%(f)	$24,599	1.48	%(g)	1.01	%(g)(h)	125%
2023	14.87	0.15	(0.34)	(0.19)	(0.02)	(0.10)	(0.12)	—	14.56	(1.30)		25,307	1.00		1.01	(h)	171
2022	17.53	0.08	(1.61)	(1.53)	(0.06)	(1.07)	(1.13)	0.00	14.87	(9.37)		32,088	0.48		1.02	(h)	160
2021	14.66	0.08	2.83	2.91	(0.04)	—	(0.04)	0.00	17.53	19.87		46,562	0.45		1.04	(h)	173
2020	15.28	0.04	(0.38)	(0.34)	—	(0.28)	(0.28)	0.00	14.66	(2.33)		41,698	0.24		1.47	(h)	150
2019	15.53	0.05	0.50	0.55	(0.12)	(0.68)	(0.80)	0.00	15.28	3.86		73,999	0.30		1.25		195

*	For 2019 through 2023 the Fund had a fiscal year end of October 31. In 2024 the Fund changed fiscal year ends from October to September. 2024 is for the period November 1, 2023 to September 30, 2024.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets For the period November 1, 2023 to September 30, 2024, and the years ended October 31, 2023, 2021, and 2020 would have been 1.86%, 1.84%, 1.65%, and 1.59% (Class AAA), 1.86%, 1.84%, 1.66%, and 1.77% (Class A), 2.61%, 2.59%, 2.41%, and 2.34% (Class C), 1.00%, 1.01%, 1.00%, and 1.33% (Class Y). For the years ended October 31, 2022 and 2019, there was no impact on the expense ratios.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(e)	The Fund incurred interest expense during all periods presented. For the period November 1, 2023 to September 30, 2024, and the years ended October 31, 2022 and 2021, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.86%, 1.70%, and 1.69% (Class AAA), 1.86%, 1.70%, and 1.69% (Class A), 2.61%, 2.45%, and 2.44% (Class C), and 1.00%, 1.01%, and 1.03% (Class Y). For the years ended October 31, 2023, 2020, and 2019, there was no impact on the expense ratios.
(f)	Includes proceeds received from litigation settlements during eleven month period ended September 30, 2024. Had the fund not received these payments, the net realized and unrealized gain (loss) on investments per share amount would have been $1.99, $1.94, $1.70, and $2.15, and total return would have been 15.50%, 15.47%, 14.73%, and 16.44% for Class AAA, Class A, Class C, and Class Y, respectively.
(g)	Annualized.
(h)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed certain Class Y expenses to the Fund. For the period November 1, 2023 to September 30, 2024, and the years ended October 31, 2023, 2022, 2021, and 2020, these reimbursements amounted to $139,968, $171,717, $180,664, $167,545, and $8,086, respectively. Without these reimbursements, the operating expenses would have been 1.62%, 1.59%, 1.46%, 1.44%, and 1.47%, respectively.

See accompanying notes to financial statements.

The Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements

1. Organization. The Gabelli Enterprise Mergers and Acquisitions Fund, the sole series of the Gabelli 787 Fund, Inc. (the Corporation), is incorporated in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). Its primary objective is capital appreciation. The Fund commenced investment operations on February 28, 2001. On August 21, 2024, the Board of Directors (the Board) approved a change of the fiscal year end of the Fund from October 31 to September 30, effective as of September 30, 2024. This report reflects the activity of the Fund for the eleven months ended September 30, 2024.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Funds’ investment program and manages the operations of each Fund under the general supervision of the Company’s Board.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and

The Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Continued)

changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 09/30/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Building and Construction	$3,003,210	$437,380	—	$3,440,590
Computer Software and Services	1,898,984	42,000	—	1,940,984
Diversified Industrial	2,946,543	8,855	—	2,955,398
Machinery	643,564	—	$128,012	771,576
Telecommunications	4,223,170	298,463	—	4,521,633
Wireless Communications	2,411,525	133,112	—	2,544,637
Other Industries (b)	34,140,930	—	—	34,140,930
Total Common Stocks	49,267,926	919,810	128,012	50,315,748
Closed-End Funds	—	42,750	—	42,750
Rights (b)	170,000	152,768	0	322,768
U.S. Government Obligations	—	515,355	—	515,355
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$49,437,926	$1,630,683	$128,012	$51,196,621

LIABILITIES (Market Value):
Common Stocks Sold Short (b)	$(411,489)	—	—	$(411,489)
TOTAL INVESTMENTS – LIABILITIES	$(411,489)	—	—	$(411,489)

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At September 30, 2024, the total value of Level 3 for the Fund was less than 1% of total net assets.

The Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the fiscal period ended September 30, 2024, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent

The Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Continued)

the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s derivative contracts held at September 30, 2024, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. During the fiscal period ended September 30, 2024, the Fund held no investments in equity contract for difference swap agreements.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on forward foreign exchange contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. The Fund’s volume of activity in forward foreign exchange contracts during the fiscal period ended September 30, 2024 had an average monthly notional amount of approximately $1,202,549.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange

The Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Continued)

rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Sold Short. The Fund entered into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short and details of collateral at September 30, 2024 are reflected within the Schedule of Investments. For the fiscal period ended September 30, 2024, the Fund incurred $260 in service fees related to its investment positions sold short and held by the broker. These amounts are included in the Statement of Operations under Expenses, Service fees for securities sold short.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2024, the Fund did not hold any restricted securities.

The Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains as determined under GAAP. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the tax treatment of currency gains and losses, sale of investments in partnerships, and adjustments for sales on investments in passive foreign investment companies. These reclassifications have no impact on the NAV of the Fund. For the fiscal period ended September 30, 2024, reclassifications were made to decrease paid-in capital by $393, with an offsetting adjustment to total distributable earnings.

The tax character of distributions paid during the fiscal period ended September 30, 2024 and the year ended October 31, 2023 was as follows:

	For the Period November 1, 2023 to September 30, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$1,417,895	$45,009	$1,757,352
Net long term capital gains	54,425	420,329	4,013,539
Total distributions paid	$1,472,320	$465,338	$5,770,891

The Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Continued)

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At September 30, 2024, the components of accumulated earnings/losses on a tax basis were as follows

Undistributed ordinary income	$1,651,311
Undistributed long term capital gains	97,223
Net unrealized appreciation on investments and foreign currency translations	3,151,900
Total	$4,900,434

At September 30, 2024, the temporary difference between book basis and tax basis net unrealized appreciation/(depreciation) on investments was due to deferral of losses from wash sales for tax purposes, mark-to-market adjustments on investments in passive foreign investment companies, and basis adjustments on investments in partnerships.

The following summarizes the tax cost of investments and the related net unrealized appreciation at September 30, 2024:

	Cost/ (Proceeds)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$47,633,247	$9,603,127	$(6,451,242)	$3,151,885

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the fiscal period ended September 30, 2024, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at annual rates as follows:

First $1 Billion	0.935%
Next $1 Billion	0.910%
Next $3 Billion	0.885%
Next $5 Billion	0.860%
Thereafter	0.835%

The Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Continued)

In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses of Class Y to the extent necessary to maintain Class Y’s total operating expenses (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least February 28, 2025 at no more than 1.00% of the value of its average daily net assets. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 1.00% of the value of the Fund’s average daily net assets. During the fiscal period ended September 30, 2024, the Adviser reimbursed certain expenses in the amount of $139,968. At September 30, 2024, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $324,258:

For the fiscal year ended October 31, 2022, expiring October 31, 2024	$12,573
For the fiscal year ended October 31, 2023, expiring October 31, 2025	171,717
For the fiscal period ended September 30, 2024, expiring September 30, 2026	139,968
$324,258

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class Y Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly. Class Y Shares do not participate in the Plan and pay no distribution fees.

5. Portfolio Securities. Purchases and sales of securities during the fiscal period ended September 30, 2024, other than short term securities and U.S. Government obligations, aggregated $63,351,456 and $69,590,253, respectively.

6. Transactions with Affiliates and Other Arrangements. During the fiscal period ended September 30, 2024, the Fund paid $25,848 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $256 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the fiscal period ended September 30, 2024 and the fiscal year ended October 31, 2023, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during these periods were $2,133 and $1,971, respectively.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the fiscal period ended September 30, 2024 and the fiscal year ended October 31, 2023, the Fund accrued $41,250 and $45,000, respectively, in connection with the cost of computing the Fund’s NAV.

As per the approval of the Board, the Fund is allocated a portion of the chief compliance officer’s cost. For the fiscal period ended September 30, 2024 and the fiscal year ended October 31, 2023, the Fund paid or accrued $2,485 and $2,663, respectively, in chief compliance officer compensation in the Statement of Operations.

The Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Continued)

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on February 26, 2025 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At September 30, 2024, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for the nine days of borrowings during the fiscal period ended September 30, 2024 was $125,889 with a weighted average interest rate of 6.58%. The maximum amount borrowed at any time during the fiscal period ended September 30, 2024 was $188,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class Y Shares. Class AAA and Class Y Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the fiscal period ended September 30, 2024 and the fiscal year ended October 31, 2023, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Continued)

Transactions in shares of capital stock were as follows:

	Eleven Month Period Ended September 30, 2024		Year Ended October 31, 2023		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount
Class AAA
Shares sold	4,357	$62,808	32,973	$469,780	100,983	$1,602,165
Shares issued upon reinvestment of distributions	6,466	92,601	1,897	26,115	29,721	460,670
Shares redeemed	(86,238)	(1,244,046)	(126,405)	(1,760,579)	(149,190)	(2,218,631)
Net increase/(decrease)	(75,415)	$(1,088,637)	(91,535)	$(1,264,684)	(18,486)	$(155,796)

Class A
Shares sold	65,681	$920,024	105,183	$1,452,083	154,860	$2,247,718
Shares issued upon reinvestment of distributions	32,133	450,820	10,586	142,802	120,836	1,833,081
Shares redeemed	(334,549)	(4,693,093)	(392,018)	(5,393,112)	(334,217)	(4,826,556)
Net increase/(decrease)	(236,735)	$(3,322,249)	(276,249)	$(3,798,227)	(58,521)	$(745,757)

Class C
Shares sold	4,515	$54,938	4,872	$58,430	13,531	$176,236
Shares issued upon reinvestment of distributions	4,725	57,693	2,085	24,663	34,843	467,238
Shares redeemed	(96,418)	(1,170,314)	(124,321)	(1,500,930)	(176,554)	(2,220,341)
Net increase/(decrease)	(87,178)	$(1,057,683)	(117,364)	$(1,417,837)	(128,180)	$(1,576,867)

Class Y
Shares sold	136,484	$2,116,925	55,498	$832,132	773,053	$12,457,333
Shares issued upon reinvestment of distributions	49,520	762,605	16,377	241,886	158,390	2,616,597
Shares redeemed	(443,511)	(6,863,705)	(491,277)	(7,435,523)	(1,429,109)	(22,656,138)
Net increase/(decrease)	(257,507)	$(3,984,175)	(419,402)	$(6,361,505)	(497,666)	$(7,582,208)

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the fiscal period ended September 30, 2024 is set forth below:

	Market Value at October 31, 2023	Purchases	Sales Proceeds	Realized Loss	Change In Unrealized Depreciation	Market Value at September 30, 2024	Dividend Income	Percent Owned of Shares
Schmitt Industries Inc.*†	$25,875	—	$620	$(135)	$(7,755)	$8,855	$—	14.20%

†	Non-income producing security.
*	As of the beginning of the period, the entity was not considered an affiliate.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or

The Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Continued)

losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Gabelli 787 Fund, Inc. and Shareholders of Gabelli Enterprise Mergers and Acquisitions Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gabelli Enterprise Mergers and Acquisitions Fund (the “Fund”) as of September 30, 2024, the related statements of operations for the period November 1, 2023 through September 30, 2024 and the year ended October 31, 2023, the statements of changes in net assets for the period November 1, 2023 through September 30, 2024 and each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for the period November 1, 2023 through September 30, 2024 and each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the period November 1, 2023 through September 30, 2024 and the year ended October 31, 2023, the changes in its net assets for the period November 1, 2023 through September 30, 2024 and each of the two years in the period ended October 31, 2023 and the financial highlights for the period November 1, 2023 through September 30, 2024 and each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

November 27, 2024

We have served as the auditor of one or more investment companies in the Gabelli Fund Complex since 1986.

The Gabelli Enterprise Mergers and Acquisitions Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 15, 2024, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Gabelli Enterprise Mergers and Acquisitions Fund

2024 TAX NOTICE TO SHAREHOLDERS (Unaudited)

During the fiscal period ended September 30, 2024, the Fund paid to shareholders ordinary income (comprised of net investment income) totaling $0.4464 for Class Y and long term capital gains totaling $54,425 or the maximum allowable. The distribution of long term capital gains has been designated as a capital gain dividend by the Fund’s Board of Directors. For the fiscal period ended September 30, 2024, 34.72% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 64.01% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 17.82% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010. The Fund designates 100% of the ordinary income distribution as qualified short term capital gain pursuant to the American Jobs Creation Act of 2004.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the fiscal period ended September 30, 2024 which was derived from U.S. Treasury securities was 5.35%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Gabelli Enterprise Mergers and Acquisitions Fund did not meet this strict requirement in 2024. The percentage of U.S. Government securities held as of September 30, 2024 was 1.0%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND
A Portfolio of the Gabelli 787 Fund, Inc.
One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

James P. Conn
Former Managing Director and Chief Investment Officer,
Financial Security Assurance Holdings Ltd.

Vincent D. Enright
Former Senior Vice President and Chief Financial Officer,
KeySpan Corporation

Regina M. Pitaro
Managing Director,
GAMCO Asset Management, Inc.

Salvatore M. Salibello
Senior Partner,
Bright Side Consulting

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal Financial & Accounting Officer

Peter Goldstein
Secretary and Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR
G.distributors, LLC

CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
SS&C Global Investor and Distribution Solutions, Inc.

LEGAL COUNSEL
Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Gabelli Enterprise Mergers and Acquisitions Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB208Q324AR

GABELLI
FUNDS

GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND

Annual Report
September 30, 2024

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Gabelli Enterprise Mergers and Acquisitions Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Period Ended*	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†		Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)(d)(e)		Portfolio Turnover Rate
Class AAA
2024	$13.48	$0.08	$2.13 (f)	$2.21	$—	$(0.34)	$(0.34)	$0.00	$15.35	16.56	%(f)	$3,259	0.64	%(g)	1.87	%(g)	125%
2023	13.86	0.02	(0.31)	(0.29)	—	(0.09)	(0.09)	—	13.48	(2.11)		3,878	0.18		1.84		171
2022	16.48	(0.04)	(1.51)	(1.55)	—	(1.07)	(1.07)	0.00	13.86	(10.07)		5,257	(0.24)		1.71		160
2021	13.83	(0.03)	2.68	2.65	—	—	—	0.00	16.48	19.16		6,553	(0.21)		1.69		173
2020	14.47	(0.01)	(0.35)	(0.36)	—	(0.28)	(0.28)	0.00	13.83	(2.60)		4,565	(0.07)		1.73		150
2019	14.75	0.01	0.47	0.48	(0.08)	(0.68)	(0.76)	0.00	14.47	3.54		5,697	0.06		1.50		195
Class A
2024	$13.20	$0.08	$2.08 (f)	$2.16	$—	$(0.33)	$(0.33)	$0.00	$15.03	16.55	%(f)	$21,452	0.62	%(g)	1.87	%(g)	125%
2023	13.57	0.02	(0.30)	(0.28)	—	(0.09)	(0.09)	—	13.20	(2.09)		21,957	0.17		1.84		171
2022	16.15	(0.03)	(1.48)	(1.51)	—	(1.07)	(1.07)	0.00	13.57	(10.02)		26,334	(0.23)		1.71		160
2021	13.56	(0.03)	2.62	2.59	—	—	—	0.00	16.15	19.10		32,286	(0.20)		1.69		173
2020	14.22	(0.04)	(0.34)	(0.38)	—	(0.28)	(0.28)	0.00	13.56	(2.79)		27,976	(0.26)		1.91		150
2019	14.49	(0.02)	0.47	0.45	(0.04)	(0.68)	(0.72)	0.00	14.22	3.39		34,529	(0.14)		1.70		195
Class C
2024	$11.50	$(0.02)	$1.82 (f)	$1.80	$—	$(0.29)	$(0.29)	$0.00	$13.01	15.80	%(f)	$1,767	(0.18	)%(g)	2.62	%(g)	125%
2023	11.92	(0.07)	(0.27)	(0.34)	—	(0.08)	(0.08)	—	11.50	(2.89)		2,564	(0.60)		2.59		171
2022	14.41	(0.13)	(1.29)	(1.42)	—	(1.07)	(1.07)	0.00	11.92	(10.65)		4,056	(0.99)		2.46		160
2021	12.19	(0.13)	2.35	2.22	—	—	—	0.00	14.41	18.21		6,753	(0.95)		2.44		173
2020	12.88	(0.09)	(0.32)	(0.41)	—	(0.28)	(0.28)	0.00	12.19	(3.33)		7,683	(0.77)		2.48		150
2019	13.22	(0.09)	0.43	0.34	—	(0.68)	(0.68)	0.00	12.88	2.86		16,154	(0.68)		2.25		195
Class Y
2024	$14.56	$0.21	$2.30 (f)	$2.51	$(0.09)	$(0.37)	$(0.46)	$0.00	$16.61	17.50	%(f)	$24,599	1.48	%(g)	1.01	%(g)(h)	125%
2023	14.87	0.15	(0.34)	(0.19)	(0.02)	(0.10)	(0.12)	—	14.56	(1.30)		25,307	1.00		1.01	(h)	171
2022	17.53	0.08	(1.61)	(1.53)	(0.06)	(1.07)	(1.13)	0.00	14.87	(9.37)		32,088	0.48		1.02	(h)	160
2021	14.66	0.08	2.83	2.91	(0.04)	—	(0.04)	0.00	17.53	19.87		46,562	0.45		1.04	(h)	173
2020	15.28	0.04	(0.38)	(0.34)	—	(0.28)	(0.28)	0.00	14.66	(2.33)		41,698	0.24		1.47	(h)	150
2019	15.53	0.05	0.50	0.55	(0.12)	(0.68)	(0.80)	0.00	15.28	3.86		73,999	0.30		1.25		195

*	For 2019 through 2023 the Fund had a fiscal year end of October 31. In 2024 the Fund changed fiscal year ends from October to September. 2024 is for the period November 1, 2023 to September 30, 2024.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets For the period November 1, 2023 to September 30, 2024, and the years ended October 31, 2023, 2021, and 2020 would have been 1.86%, 1.84%, 1.65%, and 1.59% (Class AAA), 1.86%, 1.84%, 1.66%, and 1.77% (Class A), 2.61%, 2.59%, 2.41%, and 2.34% (Class C), 1.00%, 1.01%, 1.00%, and 1.33% (Class Y). For the years ended October 31, 2022 and 2019, there was no impact on the expense ratios.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(e)	The Fund incurred interest expense during all periods presented. For the period November 1, 2023 to September 30, 2024, and the years ended October 31, 2022 and 2021, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.86%, 1.70%, and 1.69% (Class AAA), 1.86%, 1.70%, and 1.69% (Class A), 2.61%, 2.45%, and 2.44% (Class C), and 1.00%, 1.01%, and 1.03% (Class Y). For the years ended October 31, 2023, 2020, and 2019, there was no impact on the expense ratios.
(f)	Includes proceeds received from litigation settlements during eleven month period ended September 30, 2024. Had the fund not received these payments, the net realized and unrealized gain (loss) on investments per share amount would have been $1.99, $1.94, $1.70, and $2.15, and total return would have been 15.50%, 15.47%, 14.73%, and 16.44% for Class AAA, Class A, Class C, and Class Y, respectively.
(g)	Annualized.
(h)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed certain Class Y expenses to the Fund. For the period November 1, 2023 to September 30, 2024, and the years ended October 31, 2023, 2022, 2021, and 2020, these reimbursements amounted to $139,968, $171,717, $180,664, $167,545, and $8,086, respectively. Without these reimbursements, the operating expenses would have been 1.62%, 1.59%, 1.46%, 1.44%, and 1.47%, respectively.

See accompanying notes to financial statements.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation;

Anthony J. Colavita (deceased)	$9,000
James P. Conn	$10,000
Vincent D. Enright	$10,500
Salvatore M. Salibello	$8,000
Salvatore J. Zizza	$12,500

(2) Each director and each member of an advisory board for special compensation; $0

(3) All officers; $0 and

(4) Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.	Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli 787 Fund, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	12/5/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	12/5/24

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	12/5/24

*	Print the name and title of each signing officer under his or her signature.